ACQUISITIONS OF CONSOLIDATED ENTITIES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	$ 119	$ 119
Revenue of acquired entities since acquisition date		308
Profit (loss) of acquired entities since acquisition date		1
Goodwill	14,953	14,953	$ 14,714
Revenue of combined entity as if combination occurred at beginning of period		616
Net income (loss) of combined entity as if combination occurred at beginning of period		(58)
Identifiable Assets Acquired Recognised As Of Acquisition Date	6,952	6,952
Deferred tax liabilities recognised as of acquisition date	125	125
Liabilities Recognized as of Acquisition Date	3,336	3,336
Borrowings recognised as of acquisition date	2,620	2,620
Liabilities and Non Controlling interest Equity	(3,300)
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Total consideration	3,616	3,616
Identifiable Assets Acquired Recognised As Of Acquisition Date	7,000	7,000
Consideration transferred, acquisition-date asset level debt	3,600	3,600
Real Estate | Business combinations [member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	54	54
Total consideration	1,462	1,462
Goodwill	0	0
Identifiable Assets Acquired Recognised As Of Acquisition Date	2,851	2,851
Property, plant and equipment	1,720	1,720
Deferred tax liabilities recognised as of acquisition date	0	0
Liabilities Recognized as of Acquisition Date	1,389	1,389
Borrowings recognised as of acquisition date	1,319	1,319
Renewable Power
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period		143
Net income (loss) of combined entity as if combination occurred at beginning of period		(19)
Consideration transferred, acquisition-date asset level debt	$ 1,400	$ 1,400
Percentage of interests acquired	100.00%	100.00%
Renewable Power | Business combinations [member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	$ 2	$ 2
Total consideration	1,428	1,428
Goodwill	102	102
Identifiable Assets Acquired Recognised As Of Acquisition Date	2,558	2,558
Property, plant and equipment	2,351	2,351
Deferred tax liabilities recognised as of acquisition date	0	0
Liabilities Recognized as of Acquisition Date	1,130	1,130
Borrowings recognised as of acquisition date	$ 975	$ 975
Renewable Power | Oregon Wind Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired	100.00%	100.00%
Private Equity | Business combinations [member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	$ 17	$ 17
Total consideration	343	343
Goodwill	293	293
Identifiable Assets Acquired Recognised As Of Acquisition Date	687	687
Property, plant and equipment	68	68
Deferred tax liabilities recognised as of acquisition date	26	26
Liabilities Recognized as of Acquisition Date	344	344
Borrowings recognised as of acquisition date	$ 103	$ 103